Restructuring and Impairments	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring and Impairments	Restructuring and Impairments
As part of our restructuring activities, we incur expenses that qualify as exit and disposal costs under U.S. GAAP including severance and employee costs as well as contract and other costs, primarily contract termination costs, as well as inventory write-offs and other implementation costs primarily related to consulting fees. Personnel related costs primarily relate to cash severance and other termination benefits including accelerated share-based compensation. We also incur expenses that are an integral component of, and are directly attributable to, our restructuring activities which do not qualify as exit and disposal costs under U.S. GAAP, which consist of asset-related costs such as intangible asset impairments and other asset related write-offs.
Personnel costs are primarily determined based on established benefit arrangements, local statutory requirements, or historical benefit practices. We recognize these benefits when payment is probable and estimable. Other benefits which require future service and are associated to non-recurring benefits are recognized ratably over the future service period. Other assets, including inventory, are impaired or written-off if the carrying value exceeds the fair value. All other costs are recognized as incurred.
2019 Restructuring
In the second half of 2019, we decided to suspend development of NGS-related instrument systems and entered into a new strategic partnership with Illumina to commercialize IVD kits worldwide on Illumina's diagnostic sequencers. In order to align our business with this new strategy, we began restructuring initiatives to target resource allocation to growth opportunities in our Sample to Insight portfolio. In addition, we implemented measures to shift commercial operations activities, transition manufacturing activities into a regional structure, and expand the scope of activities at our shared service centers.
Total cumulative pre-tax costs for the program, which concluded in 2021, were $313.2 million as summarized below.

Classification and Type of Charge (in thousands)	Note	2021	2020	2019	Total cumulative charges
Restructuring, acquisition, integration and other, net
Personnel related(1)	(22)	$845	$904	$70,578	$72,327
Contract and other costs(1)		1,762	1,835	52,249	55,846
Accounts receivable(2)		(246)	(622)	10,825	9,957
Inventories		—	1,014	12,336	13,350
Prepaid expenses and other assets(2)		—	127	17,012	17,139
		2,361	3,258	163,000	168,619
Long-lived asset impairments
Property, plant and equipment	(9)	—	1,034	98,472	99,506
Intangible assets	(11)	—	—	40,301	40,301
		—	1,034	138,773	139,807
Other income, net
Equity method investment impairment	(10)	—	—	4,799	4,799

Total		$2,361	$4,292	$306,572	$313,225
(1)During the year ended December 31, 2019, personnel related and contract and other costs include $2,956 and $15,676, respectively, due to related parties.
(2)During the year ended December 31, 2019, accounts receivable and prepaid expenses and other assets includes $5,984 and $2,270, respectively due from related parties.

Of the total costs incurred, $1.5 million and $11.2 million are accrued as of December 31, 2021 and 2020, respectively, in accrued and other current liabilities in the accompanying consolidated balance sheets as summarized in the following table including the cash components of the restructuring activity.

(in thousands)	Personnel Related	Contract and Other Costs	Total
Liability at December 31, 2019	$27,999	$32,233	$60,232
Additional costs incurred in 2020	4,542	3,300	7,842
Release of accrual	(3,638)	(1,465)	(5,103)
Payments	(24,355)	(27,347)	(51,702)
Foreign currency translation adjustment	139	(242)	(103)
Liability at December 31, 2020	4,687	6,479	11,166
Additional costs incurred in 2021	1,725	7,294	9,019
Release of accrual	(880)	(5,532)	(6,412)
Payments	(5,273)	(6,690)	(11,963)
Foreign currency translation adjustment	(144)	(161)	(305)
Liability at December 31, 2021	$115	$1,390	$1,505